Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis (Details)	9 Months Ended
Sep. 30, 2025 USD ($)
Warrant Liabilities
Balance as of December 31, 2024	$ 1,449,000
Balance as of September 30, 2025	757,620
Gain on change in fair value of warrant liabilities	(691,380)
Extinguishment of warrant liabilities upon settlement